Share-Based Compensation - Assumptions Used in Calculating Options Granted (Detail) (USD $)	1 Months Ended
	Nov. 12, 2012	Oct. 26, 2012	Jun. 26, 2012		Jun. 06, 2012	Jan. 02, 2012	Mar. 11, 2013 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Feb. 25, 2013 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Nov. 12, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Oct. 26, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options granted	711	88,233	135,895		150,000	22,330	8,238	1,544,872
Fair market value and exercise price			$ 25.90	[1]	$ 30.45	$ 24.60	$ 21.49	$ 19.09
Risk-free interest rate			0.97%	[2]	0.94%	1.97%	1.19%	1.04%	0.87%	1.02%
Expected dividend yield			3.86%		0.00%	0.00%	4.65%	5.24%	5.34%	4.84%
Expected volatility			55.00%		55.00%	49.00%	56.00%	56.00%	56.00%	56.00%
Maturity (years)			10 years				10 years	10 years
Expected term (years)			6 years		10 years	10 years	6 years	6 years	10 years	10 years
Per-unit fair value of options granted			$ 9.43		$ 15.64	$ 14.78	$ 7.48	$ 6.28	$ 6.07	$ 7.03

[1]	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
[2]	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.